Front Cover
     Annual Report
     AUL American Individual Unit Trust
     December 31, 1999


     This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American  Individual Unit Trust

It is with great pleasure that I welcome you to the year 2000. Although doomsayers hypothesized potential calamities due to year 2000 computer problems, I am happy to announce an uneventful transition into this new era.

The year 1999 can be characterized by its excesses. Technology companies rocketed to new highs even though the majority of stocks registered poor performance. New records were set in the IPO (initial public offering) market with well known names such as UPS and Goldman Sachs. Technology start-ups were prolific as investors seemed to have an insatiable appetite for Internet retailers, web-site operators and anything carrying the dot com title. It was also the year of megamergers, the launch of the euro, and the recovery from Asias financial woes.

The U.S. economic environment has also been unique in that it is nearing the end of nine years of expansion, soon to be the longest period of economic growth on record. The fact that our economy has endured only eight months of recession since 1982 is another unparalleled feat.

Good economic news can mean tough times for the bond market as investors worry about the potential for an increase in inflation. The sharp 179 basis point increase in the ten-year Treasury yield to 6.44% last year reflects this concern.

Although inflation has not been a problem up to now, the Federal Reserve Board felt compelled to take a pre-emptive stance last year by raising the Federal Funds rate on three different occasions. The continued momentum of the economy suggests that the Feds credit tightening had little apparent impact. The Federal Reserve is expected to raise rates further this year to help achieve a sustainable rate of economic growth.

Most economists are expecting the economy to continue on its current path, but to moderate somewhat from current levels. The equity market is also expected to report positive returns, but could experience a change or moderation in leadership. Bonds will ultimately benefit if the Federal Reserve is successful in slowing economic growth. For now, however, bond market investors remain cautious.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.
                                                             /s/ James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
January 31, 2000

Report of Independent Accountants




The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Unit Trust at December 31, 1999, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Trusts management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                   /s/PriceWaterhouseCoopers LLP




Indianapolis, Indiana
February 9, 2000

                       AUL American Individual Unit Trust
                            statementS of net assets
                               December 31, 1999

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Assets:
  Investments at value      $  9,717,388 $ 13,536,991  $ 6,267,209  $ 8,712,791  $ 3,678,191  $ 6,004,843



Net assets                  $  9,717,388 $ 13,536,991  $ 6,267,209  $ 8,712,791  $ 3,678,191  $ 6,004,843



Units outstanding              1,050,857   11,290,259      943,532    1,062,998      525,619      765,292



Accumulation unit value     $       9.25 $       1.20  $      6.64  $      8.20  $      7.00  $      7.85







                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Assets:
  Investments at value      $ 35,572,514 $  3,461,580  $24,625,731  $49,230,328  $15,269,444  $27,509,458



Net assets                  $ 35,572,514 $  3,461,580  $24,625,731  $49,230,328  $15,269,444  $27,509,458



Units outstanding              2,048,630      336,608    2,597,381    3,019,439    1,546,416    1,972,159



Accumulation unit value     $      17.36 $      10.28  $      9.48  $     16.31  $      9.87  $     13.95



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of net assets (continued)
                               December 31, 1999

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             AppreciationInternational    Growth       Growth    Equity Income

Assets:
  Investments at value      $  2,070,260 $  6,266,914  $50,447,823  $ 4,091,369  $27,120,640



Net assets                  $  2,070,260 $  6,266,914  $50,447,823  $ 4,091,369  $27,120,640



Units outstanding                225,291      464,551    3,129,409      375,729    2,719,225



Accumulation unit value     $       9.19 $      13.49  $     16.12  $     10.89  $      9.97




                                       PBHG

                                         Technology &
                               Growth IICommunications


Assets:
  Investments at value      $  2,071,434 $ 13,015,857



Net assets                  $  2,071,434 $ 13,015,857



Units outstanding                185,827      584,750



Accumulation unit value     $      11.15 $      22.26



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                            statementS of opERATIONS
                      For the year ended December 31, 1999

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income


Investment income:
  Dividend income           $  1,949,136 $    426,110  $   367,117  $ 1,279,623  $   121,519  $   550,187
  Mortality & expense
   charges                       138,163      115,770       88,413      125,307       57,780       77,165

  Net investment
   income (loss)               1,810,973      310,340      278,704    1,154,316       63,739      473,022


Gain (loss) on investments:
  Net realized gain (loss)       522,698            0      (63,609)     313,554      111,566     (313,235)
  Net change in unrealized
   appreciation (depreciation)(2,503,880)           0     (389,764)  (1,654,334)    (343,220)     222,922

  Net gain (loss)             (1,981,182)           0     (453,373)  (1,340,780)    (231,654)     (90,313)


  Increase (decrease) in
  net assets from operations$   (170,209)$    310,340  $  (174,669) $  (186,464) $  (167,915) $   382,709



                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Investment income:
  Dividend income           $  2,589,382 $     85,441  $ 1,531,407  $   611,264  $   691,788  $   853,879
  Mortality & expense
   charges                       360,588       30,319      288,342      549,477      196,631      298,939

  Net investment
   income (loss)               2,228,794       55,122    1,243,065       61,787      495,157      554,940


Gain (loss) on investments:
  Net realized gain (loss)     1,493,369       52,349      347,542    2,652,341      615,178    1,852,683
  Net change in unrealized
   appreciation (depreciation) 5,478,228      839,894      584,101    4,907,922     (404,345)   2,660,686

  Net gain (loss)              6,971,597      892,243      931,643    7,560,263      210,833    4,513,369


  Increase (decrease) in
  net assets from operations$  9,200,391 $    947,365  $ 2,174,708  $ 7,622,050  $   705,990  $ 5,068,309


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of opERATIONS (continued)
                      For the year ended December 31, 1999

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             AppreciationInternational    Growth       Growth    Equity Income

Investment income:
  Dividend income           $          0 $          0  $ 3,678,488  $   317,538  $ 1,726,664
  Mortality & expense
   charges                        22,543       54,602      517,573       49,360      360,173

  Net investment
   income (loss)                 (22,543)     (54,602)   3,160,915      268,178    1,366,491


Gain (loss) on investments:
  Net realized gain (loss)       (15,521)     131,619    2,664,688      167,140    1,331,882
  Net change in unrealized
   appreciation (depreciation)   912,179    2,349,083    6,044,231     (207,895)  (2,103,050)

  Net gain (loss)                896,658    2,480,702    8,708,919      (40,755)    (771,168)


  Increase (decrease) in
  net assets from operations$    874,115 $  2,426,100  $11,869,834  $   227,423  $   595,323



                                       PBHG

                                         Technology &
                               Growth IICommunications

Investment income:
  Dividend income           $          0 $          0
  Mortality & expense
   charges                        12,451       54,228

  Net investment
   income (loss)                 (12,451)     (54,228)


Gain (loss) on investments:
  Net realized gain (loss)        60,238    1,130,910
  Net change in unrealized
   appreciation (depreciation)   809,043    6,644,999

  Net gain (loss)                869,281    7,775,909


  Increase (decrease) in
  net assets from operations$    856,830 $  7,721,681


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of changes in net assets

                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  1,810,973 $  1,072,995  $   310,340  $   229,233  $   278,704  $   298,783
  Net realized gain (loss)       522,698      759,326            0            0      (63,609)      90,323
  Net change in unrealized
   appreciation
     (depreciation)           (2,503,880)  (1,286,783)           0            0     (389,764)     (57,318)

Increase (decrease)
  in net assets from
  operations                    (170,209)     545,538      310,340      229,233     (174,669)     331,788

Contract owner transactions:
  Proceeds from units sold     1,135,734    5,025,950   25,892,227   20,723,288    3,358,754   10,302,734
  Cost of units redeemed      (3,294,461)  (2,501,399) (21,947,085) (16,763,377)  (3,285,629)  (6,632,627)

      Increase (decrease)     (2,158,727)   2,524,551    3,945,142    3,959,911       73,125    3,670,107


Net increase (decrease)       (2,328,936)   3,070,089    4,255,482    4,189,144     (101,544)   4,001,895
Net assets, beginning         12,046,324    8,976,235    9,281,509    5,092,365    6,368,753    2,366,858

Net assets, ending          $  9,717,388 $ 12,046,324  $13,536,991  $ 9,281,509  $ 6,267,209  $ 6,368,753


Units sold                       118,150      554,482   21,924,159   18,126,037      499,329    1,558,976
Units redeemed                  (343,998)    (286,064) (18,636,281) (14,673,060)    (492,203)    (996,361)


Net increase (decrease)         (225,848)     268,418    3,287,878    3,452,977        7,126      562,615
Units outstanding, beginning   1,276,705    1,008,287    8,002,381    4,549,404      936,406      373,791

Units outstanding, ending      1,050,857    1,276,705   11,290,259    8,002,381      943,532      936,406


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                           AUL American Series Fund                       Fidelity

                                      Managed          Tactical Asset Allocation        High Income

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  1,154,316 $    770,144  $    63,739  $    89,965  $   473,022  $   442,842
  Net realized gain (loss)       313,554      322,951      111,566       97,135     (313,235)     (10,308)
  Net change in unrealized
   appreciation
     (depreciation)           (1,654,334)    (606,150)    (343,220)      (7,394)     222,922     (917,341)

Increase (decrease)
  in net assets from
  operations                    (186,464)     486,945     (167,915)     179,706      382,709     (484,807)

Contract owner transactions:
  Proceeds from units sold     1,713,443    4,982,891      482,336    2,234,640    1,775,315    4,401,980
  Cost of units redeemed      (2,863,360)  (1,599,206)  (1,573,004)    (646,319)  (1,810,647)  (2,746,498)

      Increase (decrease)     (1,149,917)   3,383,685   (1,090,668)   1,588,321      (35,332)   1,655,482


Net increase (decrease)       (1,336,381)   3,870,630   (1,258,583)   1,768,027      347,377    1,170,675
Net assets, beginning         10,049,172    6,178,542    4,936,774    3,168,747    5,657,466    4,486,791

Net assets, ending          $  8,712,791 $ 10,049,172  $ 3,678,191  $ 4,936,774  $ 6,004,843  $ 5,657,466


Units sold                       203,508      611,674       65,902      307,808      230,397      557,621
Units redeemed                  (342,921)    (200,364)    (215,647)     (91,606)    (235,235)    (364,514)


Net increase (decrease)         (139,413)     411,310     (149,745)     216,202       (4,838)     193,107
Units outstanding, beginning   1,202,411      791,101      675,364      459,162      770,130      577,023

Units outstanding, ending      1,062,998    1,202,411      525,619      675,364      765,292      770,130



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)

                                                               Fidelity

                                      Growth                   Overseas                Asset Manager

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  2,228,794 $  1,635,833  $    55,122  $   117,270  $ 1,243,065  $ 1,371,514
  Net realized gain (loss)     1,493,369      427,538       52,349       79,359      347,542      217,187
  Net change in unrealized
   appreciation
     (depreciation)            5,478,228    3,461,307      839,894        2,162      584,101      471,447

Increase (decrease)
  in net assets from
  operations                   9,200,391    5,524,678      947,365      198,791    2,174,708    2,060,148

Contract owner transactions:
  Proceeds from units sold     9,896,185    5,185,245      875,961      756,543    7,085,395    8,266,842
  Cost of units redeemed      (5,529,443)  (1,641,184)    (435,824)    (830,067)  (4,778,014)  (2,213,570)

      Increase (decrease)      4,366,742    3,544,061      440,137      (73,524)   2,307,381    6,053,272


Net increase (decrease)       13,567,133    9,068,739    1,387,502      125,267    4,482,089    8,113,420
Net assets, beginning         22,005,381   12,936,642    2,074,078    1,948,811   20,143,642   12,030,222

Net assets, ending          $ 35,572,514 $ 22,005,381  $ 3,461,580  $ 2,074,078  $24,625,731  $20,143,642


Units sold                       696,978      485,596      105,207      104,305      799,887    1,026,078
Units redeemed                  (368,375)    (158,611)     (52,662)    (117,437)    (533,393)    (276,830)


Net increase (decrease)          328,603      326,985       52,545      (13,132)     266,494      749,248
Units outstanding, beginning   1,720,027    1,393,042      284,063      297,195    2,330,887    1,581,639

Units outstanding, ending      2,048,630    1,720,027      336,608      284,063    2,597,381    2,330,887




    The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)

                                                                Fidelity

                                     Index 500               Equity-Income              Contrafund

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $     61,787 $    470,575  $   495,157  $   508,667  $   554,940  $   514,862
  Net realized gain (loss)     2,652,341    1,474,939      615,178      567,528    1,852,683    1,280,300
  Net change in unrealized
   appreciation
     (depreciation)            4,907,922    4,619,318     (404,345)      50,335    2,660,686    2,159,171

Increase (decrease)
  in net assets from
  operations                   7,622,050    6,564,832      705,990    1,126,530    5,068,309    3,954,333

Contract owner transactions:
  Proceeds from units sold    15,268,187   13,056,130    3,588,829    5,870,283    9,233,005    7,869,755
  Cost of units redeemed      (9,437,856)  (3,697,910)  (3,386,311)  (2,760,862)  (6,144,229)  (4,074,484)

      Increase (decrease)      5,830,331    9,358,220      202,518    3,109,421    3,088,776    3,795,271


Net increase (decrease)       13,452,381   15,923,052      908,508    4,235,951    8,157,085    7,749,604
Net assets, beginning         35,777,947   19,854,895   14,360,936   10,124,985   19,352,373   11,602,769

Net assets, ending          $ 49,230,328 $ 35,777,947  $15,269,444  $14,360,936  $27,509,458  $19,352,373


Units sold                     1,048,649    1,085,169      362,499      649,952      763,384      810,584
Units redeemed                  (640,606)    (310,362)    (343,238)    (309,770)    (493,583)    (418,460)


Net increase (decrease)          408,043      774,807       19,261      340,182      269,801      392,124
Units outstanding, beginning   2,611,396    1,836,589    1,527,155    1,186,973    1,702,358    1,310,234

Units outstanding, ending      3,019,439    2,611,396    1,546,416    1,527,155    1,972,159    1,702,358



    The accompanying notes are an integral part of the financial statements.
                                       10

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)

                                             American Century                               Alger

                              VP Capital Appreciation      VP International           American Growth

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (22,543)$     71,250  $   (54,602) $   139,856  $ 3,160,915  $ 2,818,316
  Net realized gain (loss)       (15,521)    (101,739)     131,619      162,714    2,664,688      680,021
  Net change in unrealized
   appreciation
     (depreciation)              912,179      (43,514)   2,349,083      122,644    6,044,231    4,762,625

Increase (decrease)
  in net assets from
  operations                     874,115      (74,003)   2,426,100      425,214   11,869,834    8,260,962

Contract owner transactions:
  Proceeds from units sold       193,519    1,091,925      802,451    3,269,485   17,308,495    9,575,643
  Cost of units redeemed        (739,318)  (1,106,351)    (764,616)  (2,526,974)  (8,948,808)  (2,206,578)

      Increase (decrease)       (545,799)     (14,426)      37,835      742,511    8,359,687    7,369,065


Net increase (decrease)          328,316      (88,429)   2,463,935    1,167,725   20,229,521   15,630,027
Net assets, beginning          1,741,944    1,830,373    3,802,979    2,635,254   30,218,302   14,588,275

Net assets, ending          $  2,070,260 $  1,741,944  $ 6,266,914  $ 3,802,979  $50,447,823  $30,218,302


Units sold                        31,792      190,371       89,166      410,293    1,286,848      954,844
Units redeemed                  (114,486)    (195,062)     (81,568)    (324,496)    (633,352)    (227,098)


Net increase (decrease)          (82,694)      (4,691)       7,598       85,797      653,496      727,746
Units outstanding, beginning     307,985      312,676      456,953      371,156    2,475,913    1,748,167

Units outstanding, ending        225,291      307,985      464,551      456,953    3,129,409    2,475,913



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                      Calvert                T. Rowe Price                 PBHG

                               Social Mid Cap Growth         Equity Income               Growth II

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    268,178 $    383,996  $ 1,366,491  $ 1,054,775  $   (12,451) $    (8,979)
  Net realized gain (loss)       167,140       74,290    1,331,882    1,282,361       60,238       55,548
  Net change in unrealized
   appreciation
     (depreciation)             (207,895)     181,856   (2,103,050)    (650,236)     809,043       50,158

Increase (decrease)
  in net assets from
  operations                     227,423      640,142      595,323    1,686,900      856,830       96,727

Contract owner transactions:
  Proceeds from units sold     1,053,892    1,432,540    5,732,295   10,967,080      772,820      974,556
  Cost of units redeemed        (740,238)    (383,171)  (7,240,898)  (4,737,104)    (200,596)    (950,535)

      Increase (decrease)        313,654    1,049,369   (1,508,603)   6,229,976      572,224       24,021


Net increase (decrease)          541,077    1,689,511     (913,280)   7,916,876    1,429,054      120,748
Net assets, beginning          3,550,292    1,860,781   28,033,920   20,117,044      642,380      521,632

Net assets, ending          $  4,091,369 $  3,550,292  $27,120,640  $28,033,920  $ 2,071,434  $   642,380


Units sold                       104,422      155,941      560,658    1,169,392       97,149      182,804
Units redeemed                   (73,082)     (42,905)    (720,387)    (516,929)     (24,127)    (167,880)


Net increase (decrease)           31,340      113,036     (159,729)     652,463       73,022       14,924
Units outstanding, beginning     344,389      231,353    2,878,954    2,226,491      112,805       97,881

Units outstanding, ending        375,729      344,389    2,719,225    2,878,954      185,827      112,805



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                       PBHG

                            Technology & Communications

                                 Year        Year
                                 ended       ended
                               12/31/99    12/31/98


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (54,228)   $  (7,324)
  Net realized gain (loss)     1,130,910      (41,887)
  Net change in unrealized
   appreciation
     (depreciation)            6,644,999      260,146

Increase (decrease)
  in net assets from
  operations                   7,721,681      210,935

Contract owner transactions:
Proceeds from units sold       6,991,981      901,997
Cost of units redeemed        (2,821,442)    (394,761)

      Increase (decrease)      4,170,539      507,236


Net increase (decrease)       11,892,220      718,171
Net assets, beginning          1,123,637      405,466

Net assets, ending          $ 13,015,857 $  1,123,637


Units sold                       643,527      162,751
Units redeemed                  (225,484)     (74,592)


Net increase (decrease)          418,043       88,159
Units outstanding, beginning     166,707       78,548

Units outstanding, ending        584,750      166,707

    The accompanying notes are an integral part of the financial statements.
                                       13
                          notes to financial statements

1.   Summary of Significant Accounting Policies
     The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc.(PBHG).

     Security  Valuation  Transactions and Related Income
     The market value of investments are based on the closing bid prices at December 31, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Mortality  and  Expense  Risks  Charges
     AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1999 and 1998 were $3,397,824 and $2,291,042, respectively.

     Taxes
     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   Account  Charges
     AUL may  assess a premium  tax  charge  based on  premium  taxes  incurred.
     Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the years ended December 31, 1999 and 1998 were $208,196 and $142,632, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of original contract purchase. If a particular state allows a longer free look period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:
           Flexible Premium Contract          One Year Flexible Premium Contract

       Contract Year    Withdrawal Charge     Contract Year    Withdrawal Charge

              1                10%                    1                 7%
              2                 9%                    2                 6%
              3                 8%                    3                 5%
              4                 7%                    4                 4%
              5                 6%                    5                 3%
              6                 5%                    6                 2%
              7                 4%                    7                 1%
              8                 3%                    8                 0%
              9                 2%
             10                 1%
             11                 0%

     The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
                                       14

                    notes to financial statements (continued)
3.   Accumulation  Unit Value
     The change in the Accumulation Unit Value per unit for the year ended December 31, 1999 is:
                                12/31/99     12/31/98      Change

   AUL American Series Fund:
         Equity               $  9.247989  $  9.435612          (2.0%)
         Money Market            1.198719     1.159621           3.4%
         Bond                    6.641018     6.800043          (2.3%)
         Managed                 8.196934     8.357465          (1.9%)
         Tactical Asset
            Allocation           6.997700     7.309123          (4.3%)
   Fidelity:
         High Income             7.846311     7.346048           6.8%
         Growth                 17.363923    12.793102          35.7%
         Overseas               10.284116     7.301225          40.9%
         Asset Manager           9.481331     8.642178           9.7%
         Index 500              16.305704    13.700933          19.0%
         Equity Income           9.874671     9.403827           5.0%
         Contrafund             13.949322    11.367786          22.7%
   American Century:
         VP Capital
           Appreciation          9.192207    5.657448           62.5%
         VP International       13.490516     8.327111          62.0%
   Alger:
         American Growth        16.118835    12.203752          32.1%
   Calvert:
         Social Mid Cap
           Growth               10.888464   10.307229            5.6%
   T. Rowe Price:
         Equity Income           9.973846     9.737388           2.4%
   PBHG:
         Growth II              11.146816     5.694833          95.7%
         Technology &
           Communications       22.256574     6.739634         230.2%

   4.    Cost of Investments
   The cost of investments at December 31, 1999 is:

   AUL American Series Fund:
     Equity           $   12,066,493
     Money Market         13,536,991
     Bond                  6,758,403
     Managed              10,359,861
     Tactical Asset
       Allocation          3,959,468
   Fidelity:
     High Income           6,313,274
     Growth               24,528,306
     Overseas              2,569,322
     Asset Manager        22,348,937
   Fidelity (continued):
     Index 500        $   36,377,571
     Equity Income        14,212,756
     Contrafund           20,756,529
   American Century:
     VP Capital
       Appreciation        1,316,461
     VP International      3,764,829
   Alger:
     American Growth      37,314,023
   Calvert:
     Social Mid Cap
       Growth         $    4,003,298
   T. Rowe Price:
     Equity Income        27,385,522
   PBHG:
     Growth II             1,230,825
     Technology &
           Communications  6,163,106
                    notes to financial statements (continued)
   5.  Net Assets
       Net Assets at December 31, 1999 are:

                                                AUL American Series Fund

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation

Proceeds from units sold    $ 13,918,459 $ 93,801,329  $18,126,589  $12,431,904  $ 5,708,247
Cost of units redeemed        (6,493,249) (81,051,864) (12,229,054)  (5,097,082)  (2,387,956)
Net investment income (loss)   3,036,639      787,526      795,753    2,248,167      378,698
Net realized gain (loss)       1,604,644            0       65,115      776,872      260,479
Unrealized appreciation
   (depreciation)             (2,349,105)           0     (491,194)  (1,647,070)    (281,277)

                            $  9,717,388 $ 13,536,991  $ 6,267,209  $ 8,712,791  $ 3,678,191


                                                        Fidelity

                              High Income   Growth       Overseas   Asset Manager  Index 500

Proceeds from units sold    $ 10,781,002 $ 27,284,443  $ 3,930,780  $26,357,258  $45,733,989
Cost of units redeemed        (5,339,710)  (9,446,996)  (1,824,002)  (8,076,917) (14,794,657)
Net investment income (loss)   1,109,642    4,173,824      244,737    3,321,005      620,274
Net realized gain (loss)        (237,660)   2,517,035      217,807      747,591    4,817,965
Unrealized appreciation
   (depreciation)               (308,431)  11,044,208      892,258    2,276,794   12,852,757

                            $  6,004,843 $ 35,572,514  $ 3,461,580  $24,625,731  $49,230,328


                                     Fidelity              American Century          Alger

                                                        VP Capital       VP        American
                             Equity-IncomeContrafund   Appreciation International   Growth

Proceeds from units sold    $ 19,342,401 $ 27,460,402  $ 5,048,914  $ 7,364,266  $40,737,390
Cost of units redeemed        (8,137,341) (11,455,001)  (3,657,847)  (4,246,230) (13,278,525)
Net investment income (loss)   1,542,297    1,136,809      178,669      102,736    5,996,284
Net realized gain (loss)       1,465,399    3,614,319     (253,275)     544,057    3,858,874
Unrealized appreciation
   (depreciation)              1,056,688    6,752,929      753,799    2,502,085   13,133,800

                            $ 15,269,444 $ 27,509,458  $ 2,070,260  $ 6,266,914  $50,447,823


                                Calvert  T. Rowe Price           PBHG

                            Social Mid Cap                          Technology &
                                Growth   Equity Income   Growth II Communications

Proceeds from units sold    $  4,303,281 $ 34,482,736  $ 3,222,011  $ 8,547,136
Cost of units redeemed        (1,425,771) (13,624,882)  (2,082,414)  (3,435,254)
Net investment income (loss)     827,334    3,319,528      (23,936)     (63,675)
Net realized gain (loss)         298,454    3,208,140      115,164    1,114,899
Unrealized appreciation
   (depreciation)                 88,071     (264,882)     840,609    6,852,751

                            $  4,091,369 $ 27,120,640  $ 2,071,434  $13,015,857

American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         www.aul.com

Form 7-13522B (1/00)

Back cover